UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment ( ); Amendment Number:
This Amendment (Check only one): 	(  ) is a restatement.
					(  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Greenbrier Partners Capital Management, LLC
Address: 1901 N. Akard
	Dallas, TX 75201

13F File Number:028-14645

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this report on behalf of Reporting Manager:

Name: Frederick E. Rowe, Jr.
Title: Manager
Phone: (214) 720-2060
Signature, Place and Date of Signing
FREDERICK E. ROWE, JR. 	DALLAS, TX	04-February-13

Report Type (check only one):
(X)	13F HOLDINGS REPORT
( )	13F NOTICE
( )	13F COMBINATION REPORT

List of other managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: 25
Form 13F Information Table Value Total:	$236,601

List of Other Included Managers:
None

NAME OF ISSUER			TITLE OF CLASS		CUSIP		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
									X$1000	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHARED	NONE

APPLE INC			COM			037833100	29802	56000	SH		SOLE		56000	0	0
BANK OF AMERICA CORPORATION	COM			060505104	9288	800000	SH		SOLE		800000	0	0
BERKSHIRE HATHAWAY INC DEL	CL B NEW		084670702	17940	200000	SH		SOLE		200000	0	0
CARMAX INC			COM			143130102	11262	300000	SH		SOLE		300000	0	0
COSTCO WHSL CORP NEW		COM			22160K105	14810	150000	SH		SOLE		150000	0	0
D R HORTON INC			COM			23331A109	1582	80000	SH		SOLE		80000	0	0
DELL INC			COM			24702R101	4056	400000	SH		SOLE		400000	0	0
DEVON ENERGY CORP NEW		COM			25179M103	3122	60000	SH		SOLE		60000	0	0
DISNEY WALT CO			COM DISNEY		254687106	4481	90000	SH		SOLE		90000	0	0
EOG RES INC			COM			26875P101	2416	20000	SH		SOLE		20000	0	0
EXCO RESOURCES INC		COM			269279402	1185	175000	SH		SOLE		175000	0	0
FACEBOOK INC			CL A			30303M102	11979	450000	SH		SOLE		450000	0	0
GOOGLE INC			CL A			38259P508	16977	24000	SH		SOLE		24000	0	0
INFINERA CORPORATION		COM			45667G103	2410	414800	SH		SOLE		414800	0	0
LENNAR CORP			CL A			526057104	1934	50000	SH		SOLE		50000	0	0
MARKEL CORP			COM			570535104	10836	25000	SH		SOLE		25000	0	0
MCDONALDS CORP			COM			580135101	10585	120000	SH		SOLE		120000	0	0
MICROSOFT CORP			COM			594918104	10684	400000	SH		SOLE		400000	0	0
MONSANTO CO NEW			COM			61166W101	9465	100000	SH		SOLE		100000	0	0
PENNEY J C INC			COM			708160106	1971	100000	SH		SOLE		100000	0	0
PETSMART INC			COM			716768106	13668	200000	SH		SOLE		200000	0	0
PULTE GROUP INC			COM			745867101	18160	1000000	SH		SOLE		1000000	0	0
QUALCOMM INC			COM			747525103	9279	150000	SH		SOLE		150000	0	0
VALHI INC NEW			COM			918905100	4310	344790	SH		SOLE		344790	0	0
WPP PLC 			ADR			92933H101	14400	197535	SH		SOLE		197535	0	0